JPMorgan Trust I

270 Park Avenue

New York, NY 10017

November 30, 2017

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

JPMorgan U.S. Dynamic Plus Fund and JPMorgan U.S. Large Cap Core Plus Fund

File Nos. 333-103022 and 811-21295

Ladies and Gentlemen:

We hereby submit for filing via EDGAR, on behalf of the Trust, the Registration Statement on Form N-14 (“Registration Statement”) with respect to the reorganization of the JPMorgan U.S. Dynamic Plus Fund with and into the JPMorgan U.S. Large Cap Core Plus Fund.

If you have any questions or comments, please call the undersigned at (212) 270-6803.

Sincerely,

/s/ Zach Vonnegut-Gabovitch

Zach Vonnegut-Gabovitch

Assistant Secretary